Schedule of Investments (unaudited) January 31, 2020	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 89.3%

Brazil — 5.8%
B2W Cia Digital(a)	504,326	$8,384,629
BB Seguridade Participacoes SA	1,231,722	10,003,104
Cia Brasileira de Distribuicao, Preference Shares, ADR	136,731	2,718,212
Notre Dame Intermedica Participacoes SA	171,254	2,807,580
Petroleo Brasileiro SA — ADR	978,878	13,811,969
Vale SA — ADR	725,276	8,507,487

		46,232,981

China — 24.1%
Air China Ltd., Class H	9,218,000	7,564,928
Alibaba Group Holding Ltd. — ADR(a)	250,579	51,767,116
Anhui Conch Cement Co. Ltd., Class H	2,051,000	13,090,896
Asymchem Laboratories Tianjin Co. Ltd., Class A	845,600	16,672,901
Beijing New Building Materials PLC	2,316,686	7,672,691
China Construction Bank Corp., Class H	9,036,000	6,845,095
ENN Energy Holdings Ltd.	1,169,600	13,596,480
Geely Automobile Holdings Ltd.	4,391,000	6,958,008
Kunlun Energy Co. Ltd.	7,474,000	5,789,161
Meituan Dianping, Class B(a)	599,700	7,592,104
Momo, Inc., ADR	187,444	5,735,786
Ping An Insurance Group Co. of China Ltd., Class H	1,430,000	16,170,227
Tencent Holdings Ltd.	697,000	33,240,050

		192,695,443

Egypt — 1.1%
Commercial International Bank Egypt SAE	1,658,684	8,931,698

Hong Kong — 1.4%
Hang Lung Properties Ltd.	5,214,000	10,891,660

India — 7.4%
Axis Bank Ltd.	1,068,899	10,910,592
HDFC Bank Ltd.	702,762	12,037,731
Jindal Steel & Power Ltd.(a)	2,147,910	5,236,978
Petronet LNG Ltd.	2,229,976	8,317,001
Tech Mahindra Ltd.	936,704	10,456,902
Zee Entertainment Enterprises Ltd.	3,200,794	12,072,924

		59,032,128

Indonesia — 2.8%
Astra International Tbk PT	28,782,900	13,287,261

Security	Shares	Value

Indonesia (continued)
Bank Mandiri Persero Tbk PT	17,290,100	$9,454,145

		22,741,406

Italy — 1.1%
Prada SpA(b)	2,254,500	8,693,930

Macau — 1.8%
SJM Holdings Ltd.	12,930,000	14,415,610

Mexico — 6.9%
Fomento Economico Mexicano SAB de CV	737,907	6,653,289
Fomento Economico Mexicano SAB de CV — ADR	101,949	9,192,741
Grupo Aeroportuario del Pacifico SAB de CV, ADR	52,921	6,545,269
Grupo Aeroportuario del Pacifico SAB de CV, Class B	785,654	9,710,335
Grupo Financiero Banorte SAB de CV, Series O	1,733,885	10,652,627
Wal-Mart de Mexico SAB de CV	4,320,209	12,540,735

		55,294,996

Panama — 1.2%
Copa Holdings SA, Class A	99,714	9,767,983

Philippines — 1.4%
Bank of the Philippine Islands	6,944,350	11,271,078

Poland — 1.3%
Bank Polska Kasa Opieki SA	422,453	10,776,180

Russia — 6.4%
Lukoil PJSC — ADR	131,719	13,401,669
Mobile TeleSystems OJSC	728,310	3,714,565
Mobile TeleSystems PJSC — ADR	1,269,084	12,931,966
Sberbank of Russia PJSC	694,867	2,738,094
Sberbank of Russia PJSC — ADR	1,157,198	18,458,493

		51,244,787

South Korea — 12.4%
NCSoft Corp.	21,068	11,160,719
Samsung Electronics Co. Ltd.	1,011,246	46,854,050
Samsung SDI Co. Ltd.	55,679	12,674,663
SK Hynix, Inc.	224,983	17,118,132
Woongjin Coway Co. Ltd.	150,282	11,070,822

		98,878,386

Taiwan — 8.4%
Hon Hai Precision Industry Co. Ltd.	5,908,000	16,063,887
Largan Precision Co. Ltd.	76,000	11,804,892
Silicon Motion Technology Corp. — ADR	158,982	7,295,684
Taiwan Semiconductor Manufacturing Co. Ltd.	1,910,000	19,700,128

1

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Wiwynn Corp.	522,000	$11,999,491

		66,864,082

Thailand — 1.9%
Charoen Pokphand Foods PCL — NVDR	11,913,000	11,396,854
Land & Houses PCL, Foreign Registered Shares	1,142,300	340,821
Land & Houses PCL — NVDR	10,785,000	3,197,275

		14,934,950

Turkey — 2.7%
Koza Altin Isletmeleri AS(a)	643,961	8,618,568
Tupras Turkiye Petrol Rafinerileri AS	422,143	7,930,840
Turk Hava Yollari AO(a)(b)	2,321,547	5,306,615

		21,856,023

United Kingdom — 1.2%
Prudential PLC	518,985	9,227,745

Total Common Stocks — 89.3% (Cost — $653,864,746)		713,751,066

Preferred Stocks — 1.0%

Brazil — 1.0%
Banco Nacional SA, Preference Shares, 0.00%(a)(c)	42,567,626	99
Cia Brasileira de Distribuicao, Preference Shares, 0.00%	394,726	7,841,799

Total Preferred Stocks — 1.0% (Cost — $8,743,044)		7,841,898

Total Long-Term Investments — 90.3% (Cost — $662,607,790)		721,592,964

Security	Shares	Value

Short-Term Securities — 12.7%

Short-Term Securities — 12.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.50%(d)(f)	96,008,544	$96,008,544
SL Liquidity Series, LLC, Money Market Series, 1.78%(d)(e)(f)	5,202,967	5,204,528

Total Short-Term Securities — 12.7% (Cost — $101,212,830)		101,213,072

	Par (000)

Time Deposits — 0.0%

United States — 0.0%
Citibank NA, New York, 0.00%, 02/03/20	$172	172,102

		172,102

Total Time Deposits — 0.0% (Cost — $172,103)		172,102

Total Short-Term Securities — 12.7% (Cost — $101,384,933)		101,385,174

Total Investments — 103.0% (Cost — $763,992,723)		822,978,138

Liabilities in Excess of Other Assets — (3.0)%		(23,961,084)

Net Assets — 100.0%		$799,017,054

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of the security was purchased with the cash collateral from loaned securities.

2

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Emerging Markets Fund, Inc.

(f)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	60,286,005	35,722,539	96,008,544	$96,008,544	$290,959		$163	$—
SL Liquidity Series, LLC, Money Market Series	202,871	5,000,096	5,202,967	5,204,528	16,380	(b)	123	187

				$101,213,072	$307,339		$286	$187

(a)	Includes net capital gain distributions, if applicable.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Currency Abbreviations

HKD	Hong Kong Dollar
KRW	South Korean Won
USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	447	03/20/20	$23,470	$(1,366,304)

Short Contracts
MSCI Taiwan Index	127	02/26/20	5,596	75,973

				$(1,290,331)

3

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Emerging Markets Fund, Inc.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,235,446	KRW	13,044,352,303	HSBC Bank PLC.	02/07/20	$311,756
USD	28,252,335	HKD	222,006,846	JPMorgan Chase Bank N.A.	08/26/20	(279,379)

Net unrealized appreciation						$32,377

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Termination Date	Net Notional		Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	JPMorgan Chase Bank N.A.	02/08/23	USD	50,224,066	$(2,292,257	)(b)	$48,058,825	6.3%

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives or pays the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 55-95 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

HKD — 1M Hong Kong Interbank Offer rate (HIBOR)

USD — 1D Overnight Bank Funding Rate (OBFR01)

USD — 1M US Dollar LIBOR BBA

(b)	Amount includes $ (127,016) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of January 31, 2020 expiration date 02/08/2023:

	Shares	Value	% of Basket Value

Reference Entity — Long

China
Bank of China Ltd., Class H	39,397,000	$15,239,815	31.7%
Tencent Holdings Ltd.	571,100	27,235,858	56.7%

		42,475,673

Egypt
Commercial International Bank Egypt SAE	283,375	1,525,921	3.2

United Kingdom
Prudential PLC	228,186	4,057,231	8.4

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$48,058,825

4

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Emerging Markets Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of January 31, 2020, certain investments of the Fund were valued using net asset value per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Brazil	$46,232,981	$—	$—	$46,232,981
China	57,502,902	135,192,541	—	192,695,443
Egypt	8,931,698	—	—	8,931,698
Hong Kong	—	10,891,660	—	10,891,660
India	22,529,826	36,502,302	—	59,032,128
Indonesia	—	22,741,406	—	22,741,406
Italy	8,693,930	—	—	8,693,930
Macau	—	14,415,610	—	14,415,610
Mexico	55,294,996	—	—	55,294,996
Panama	9,767,983	—	—	9,767,983
Philippines	11,271,078	—	—	11,271,078
Poland	—	10,776,180	—	10,776,180
Russia	12,931,966	38,312,821	—	51,244,787
South Korea	11,070,822	87,807,564	—	98,878,386
Taiwan	7,295,684	59,568,398	—	66,864,082
Thailand	340,821	14,594,129	—	14,934,950

5

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Emerging Markets Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued):
Turkey	5,306,616	16,549,407	—	21,856,023
United Kingdom	—	9,227,745	—	9,227,745
Preferred Stocks(a)	7,841,799	—	99	7,841,898
Short-Term Securities	96,008,544	—	—	96,008,544
Time Deposits	—	172,102	—	172,102

Subtotal	$361,021,646	$456,751,865	$99	$817,773,610

Investments Valued at Net Asset Value (“NAV”)(b)				5,204,528

				$822,978,138

Derivative Financial Instruments(c)
Assets:
Equity Contracts	$75,973	$—	$—	$75,973
Forward Foreign Currency Contracts	—	311,756	—	311,756
Liabilities:
Equity Contracts	(1,366,304)	(2,292,257)	—	(3,658,561)
Forward Foreign Currency Contracts	—	(279,379)	—	(279,379)

Total	$(1,290,331)	$(2,259,880)	$—	$(3,550,211)

(a)	See above Schedule of Investments for values in each country.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

6